Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD VALUE FUND (Prospectus Summary): | THE HARTFORD VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD VALUE FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD VALUE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Value Fund (the “Fund”). Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund and temporary contractual expense limitations will lower the expense limitations on Classes A, B, C, I, R3 and R4 by 0.10% and on Classes R5 and Y by 0.05% until February 28, 2013.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                   Your investment has a 5% return each year

•                   The Fund’s operating expenses remain the same

•                   You reinvest all dividends and distributions

•                   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
THE HARTFORD VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[2]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,920
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	661
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,920
THE HARTFORD VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFBX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.90%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,221
THE HARTFORD VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.90%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	599
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,232
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	599
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,031
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,232
THE HARTFORD VALUE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFYX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
THE HARTFORD VALUE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.35%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,747
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	791
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,747
THE HARTFORD VALUE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,389
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	355
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	623
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,389
THE HARTFORD VALUE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,055
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,055
THE HARTFORD VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVFIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.86%	[3],[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061

[1]	under $1 million invested
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[3]	Expense information in the table has been restated to reflect current fees.
[4]	Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.15% (Class A), 1.90% (Class B), 1.90% (Class C), 0.90% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.80% (Class R5) and 0.75% (Class Y).This contractual arrangement will remain in effect until February 28, 2013.In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.